UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Large Cap Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Irene D. O’Neill, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Large Cap Equity Fund’s Class A shares achieved a total return of 11.05%, Class C shares returned 10.67%, Class I shares returned 11.22%, and Class Y shares returned 11.26%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, provided a total return of 9.33% for the same period.2

U.S. stocks gained ground over the first half of 2017 amid better-than-expected corporate earnings reports and favorable economic developments. The fund produced higher returns than the Index during the reporting period, primarily due to strong stock selections among the large, growth-oriented companies that led the market’s advance.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (those with market capitalizations of
$5 billion or more at the time of purchase).

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with characteristics such as: earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Economic and Political Developments Supported Ongoing Rally

Over the first half of 2017, equities continued to build on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings and encouraging economic data in the United States, Europe, and China drove the Index to a series of new highs in January and February. While concerns about the new presidential administration’s ability to implement its business-friendly proposals slowed the pace of the market’s advance in April and May, the Index quickly erased those losses and reached new all-time highs in June.

The information technology sector was the top-performing market sector in the Index for the reporting period. In contrast, the energy sector was undermined by weakening oil and gas prices, and health care stocks were hurt by pricing and competitive pressures. Growth stocks generally outpaced their more value-oriented counterparts, and large-cap stocks generally outperformed small- and mid-cap stocks.

Growth-Oriented Stocks Buoyed Fund Results

The fund participated more than fully in the Index’s rally over the first half of the year, supported by an emphasis on the large, growth-oriented companies that led the market’s

3

DISCUSSION OF FUND PERFORMANCE (continued)

advance. The information technology sector produced especially strong relative results for the fund, as semiconductor manufacturers such as Micron Technology, Broadcom, and NVIDIA benefited from robust demand and ongoing structural change in the industry. Meanwhile, software developers Adobe Systems and Electronic Arts gained value in the wake of their shift to a cloud-based subscription model. In the industrials sector, investors reacted positively when railroad company CSX hired new management with restructuring experience, and higher commodity prices and better economic conditions in Europe boosted the stock prices of Ingersoll-Rand, Illinois Tool Works, and Eaton. The fund further benefited from underweighted exposure to General Electric, which lagged market averages.

Successful stock selections in the consumer discretionary sector included Panera Bread, which received an acquisition offer from a private equity firm during the reporting period. The fund also received strong contributions to performance from an overweighted position in Internet retailer Amazon.com and underweighted exposure to traditional retailers. Among consumer staples companies, spirits producer Constellation Brands reported strong earnings, and tobacco seller Philip Morris International achieved strong sales of a new e-cigarette product.

On the other hand, the fund’s holdings in the lagging energy sector weighed to a degree on relative performance. Oil services providers such as Nabors Industries, Halliburton, and Schlumberger were hurt by concerns that lower oil prices might constrain drilling activity. In the health care sector, biotechnology firm Alexion Pharmaceuticals encountered worries about a new management team’s ability to improve company performance, and oncology-focused biopharmaceutical developer TESARO struggled with fears of competition from a rival’s new drug. The fund also did not participate in gains posted by industry giant Johnson & Johnson.

Positioned for Further Economic Growth

While potential still exists for the enactment of more stimulative fiscal and tax policies by the federal government, even in the absence of new legislation we believe that the U.S. and global economies remain poised for moderate-but-steady expansion. Therefore, we have retained the fund’s focus on larger companies with track records of strong earnings growth. As of midyear, we have found an ample number of growth opportunities in the information technology, energy, and materials sectors, but relatively few in the traditionally defensive utilities, telecommunication services, and consumer staples sectors.

July 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.70	$9.77	$4.19	$3.98
Ending value (after expenses)	$1,110.50	$1,106.70	$1,112.20	$1,112.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.46	$9.35	$4.01	$3.81
Ending value (after expenses)	$1,019.39	$1,015.52	$1,020.83	$1,021.03

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 1.87% for Class C, .80% for Class I and .76% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Banks - 4.0%
Bank of America	443,620		10,762,221
Citizens Financial Group	159,590		5,694,171
Wells Fargo & Co.	97,410		5,397,488
			21,853,880
Capital Goods - 8.7%
3M	29,881		6,220,925
Deere & Co.	37,239		4,602,368
Eaton	97,600		7,596,208
Honeywell International	67,261		8,965,219
Illinois Tool Works	70,776		10,138,662
Ingersoll-Rand	108,600		9,924,954
			47,448,336
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	106,686		6,294,474
Consumer Services - 2.3%
Panera Bread, Cl. A	5,689	[a]	1,789,987
Starbucks	67,950		3,962,165
Yum! Brands	92,110		6,794,034
			12,546,186
Diversified Financials - 8.5%
Ally Financial	346,800		7,248,120
Charles Schwab	211,300		9,077,448
Intercontinental Exchange	123,480		8,139,802
Invesco	237,816		8,368,745
Synchrony Financial	233,840		6,973,109
Voya Financial	171,580		6,329,586
			46,136,810
Energy - 7.3%
Chevron	44,789		4,672,836
Exxon Mobil	52,640		4,249,627
Halliburton	101,410		4,331,221
Nabors Industries	606,830	[b]	4,939,596
Pioneer Natural Resources	17,762		2,834,460
Schlumberger	48,840		3,215,626
Targa Resources	68,140		3,079,928
Tesoro	74,820		7,003,152

6

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 7.3% (continued)
Valero Energy	79,480		5,361,721
			39,688,167
Food & Staples Retailing - 1.4%
Costco Wholesale	47,271		7,560,051
Food, Beverage & Tobacco - 6.5%
Constellation Brands, Cl. A	39,841		7,718,397
Mondelez International, Cl. A	154,510		6,673,287
Monster Beverage	120,307	[a]	5,976,852
PepsiCo	56,330		6,505,552
Philip Morris International	70,656		8,298,547
			35,172,635
Health Care Equipment & Services - 5.7%
Abbott Laboratories	163,670		7,955,999
Align Technology	25,164	[a]	3,777,620
Hill-Rom Holdings	35,300		2,810,233
UnitedHealth Group	61,677		11,436,149
Zimmer Biomet Holdings	37,233		4,780,717
			30,760,718
Household & Personal Products - .9%
Procter & Gamble	57,465		5,008,075
Insurance - 1.5%
Hartford Financial Services Group	157,860		8,298,700
Materials - 3.3%
Celanese, Ser. A	73,300		6,959,102
Dow Chemical	101,540		6,404,128
Nucor	78,180		4,524,277
			17,887,507
Media - 4.6%
Comcast, Cl. A	289,670		11,273,956
Time Warner	19,680		1,976,069
Twenty-First Century Fox, Cl. A	216,800		6,144,112
Walt Disney	54,884		5,831,425
			25,225,562
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
Agilent Technologies	116,070		6,884,112
Alexion Pharmaceuticals	34,641	[a]	4,214,770
Allergan	25,899		6,295,788
BioMarin Pharmaceutical	29,393	[a]	2,669,472
Bristol-Myers Squibb	68,500		3,816,820

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.4% (continued)
Celgene	36,103	[a]	4,688,697
Eli Lilly & Co.	54,700		4,501,810
Incyte	31,315	[a]	3,942,872
Merck & Co.	110,200		7,062,718
TESARO	13,090	[a,b]	1,830,767
			45,907,826
Real Estate - 2.0%
American Tower	31,062	[c]	4,110,124
Empire State Realty Trust, Cl. A	123,010	[c]	2,554,918
Equinix	6,887	[c]	2,955,625
Kimco Realty	83,000	[c]	1,523,050
			11,143,717
Retailing - 4.5%
Amazon.com	17,029	[a]	16,484,072
Home Depot	51,450		7,892,430
			24,376,502
Semiconductors & Semiconductor Equipment - 7.8%
Broadcom	50,296		11,721,483
Micron Technology	416,820	[a]	12,446,245
NVIDIA	82,811		11,971,158
Taiwan Semiconductor Manufacturing, ADR	176,540		6,171,839
			42,310,725
Software & Services - 13.7%
Adobe Systems	78,263	[a]	11,069,519
Alphabet, Cl. A	19,008	[a]	17,671,357
Electronic Arts	95,920	[a]	10,140,662
Facebook, Cl. A	85,347	[a]	12,885,690
Microsoft	46,900		3,232,817
salesforce.com	52,040	[a]	4,506,664
Splunk	106,410	[a]	6,053,665
Visa, Cl. A	96,280		9,029,138
			74,589,512
Technology Hardware & Equipment - 1.8%
Apple	50,962		7,339,547
Corning	82,160		2,468,908
			9,808,455
Telecommunication Services - 1.8%
AT&T	121,680		4,590,986

8

Common Stocks - 99.2% (continued)	Shares		Value ($)
Telecommunication Services - 1.8% (continued)
T-Mobile US	82,240	[a]	4,985,389
			9,576,375
Transportation - 1.5%
CSX	152,890		8,341,678
Utilities - 1.8%
Dominion Energy	59,090		4,528,067
Exelon	143,220		5,165,945
			9,694,012
Total Common Stocks (cost $393,523,618)			539,629,903
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,046,158)	4,046,158	[d]	4,046,158
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $375,878)	375,878	[d]	375,878
Total Investments (cost $397,945,654)	100.0%		544,051,939
Cash and Receivables (Net)	.0%		136,976
Net Assets	100.0%		544,188,915

ADR—American Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $4,704,946 and the value of the collateral held by the fund was $4,816,046, consisting of cash collateral of $375,878 and U.S. Government & Agency securities valued at $4,440,168.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.7
Capital Goods	8.7
Diversified Financials	8.5
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Semiconductors & Semiconductor Equipment	7.8
Energy	7.3
Food, Beverage & Tobacco	6.5
Health Care Equipment & Services	5.7
Media	4.6
Retailing	4.5
Banks	4.0
Materials	3.3
Consumer Services	2.3
Real Estate	2.0
Technology Hardware & Equipment	1.8
Utilities	1.8
Telecommunication Services	1.8
Transportation	1.5
Insurance	1.5
Food & Staples Retailing	1.4
Consumer Durables & Apparel	1.2
Household & Personal Products	.9
Money Market Investments	.8
100.0

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,704,946)—Note 1(b):
Unaffiliated issuers	393,523,618	539,629,903
Affiliated issuers	4,422,036	4,422,036
Cash		274,399
Receivable for investment securities sold		3,851,040
Dividends and securities lending income receivable		724,873
Receivable for shares of Common Stock subscribed		305,793
Prepaid expenses		31,712
		549,239,756
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		332,558
Payable for investment securities purchased		3,852,303
Payable for shares of Common Stock redeemed		446,054
Liability for securities on loan—Note 1(b)		375,878
Accrued expenses		44,048
		5,050,841
Net Assets ($)		544,188,915
Composition of Net Assets ($):
Paid-in capital		386,829,721
Accumulated undistributed investment income—net		2,536,455
Accumulated net realized gain (loss) on investments		8,716,454
Accumulated net unrealized appreciation (depreciation) on investments		146,106,285
Net Assets ($)		544,188,915

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	3,563,532	332,937	47,957,154	492,335,292
Shares Outstanding	189,531	17,542	2,418,496	24,835,870
Net Asset Value Per Share ($)	18.80	18.98	19.83	19.82

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $42,723 foreign taxes withheld at source):
Unaffiliated issuers	4,507,486
Affiliated issuers	10,960
Income from securities lending—Note 1(b)	7,745
Interest	13
Total Income	4,526,204
Expenses:
Management fee—Note 3(a)	1,819,058
Professional fees	43,731
Registration fees	33,764
Directors’ fees and expenses—Note 3(d)	24,345
Custodian fees—Note 3(c)	22,127
Shareholder servicing costs—Note 3(c)	18,672
Loan commitment fees—Note 2	4,727
Prospectus and shareholders’ reports	4,700
Distribution fees—Note 3(b)	1,615
Miscellaneous	16,495
Total Expenses	1,989,234
Less—reduction in expenses due to undertaking—Note 3(a)	(455)
Less—reduction in fees due to earnings credits—Note 3(c)	(588)
Net Expenses	1,988,191
Investment Income—Net	2,538,013
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,694,152
Net unrealized appreciation (depreciation) on investments	42,903,163
Net Realized and Unrealized Gain (Loss) on Investments	52,597,315
Net Increase in Net Assets Resulting from Operations	55,135,328

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	2,538,013	4,845,199
Net realized gain (loss) on investments	9,694,152	9,438,412
Net unrealized appreciation (depreciation) on investments	42,903,163	36,496,014
Net Increase (Decrease) in Net Assets Resulting from Operations	55,135,328	50,779,625
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(21,369)
Class I	-	(358,085)
Class Y	(144,119)	(4,446,644)
Net realized gain on investments:
Class A	(26,345)	(36,884)
Class C	(3,422)	(5,272)
Class I	(360,137)	(437,802)
Class Y	(3,424,670)	(5,051,772)
Total Distributions	(3,958,693)	(10,357,828)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	963,601	387,437
Class C	15,984	65,621
Class I	12,822,959	20,879,462
Class Y	37,046,264	441,271,164
Distributions reinvested:
Class A	22,606	48,411
Class C	2,366	3,654
Class I	333,536	703,323
Class Y	1,710,319	3,267,563
Cost of shares redeemed:
Class A	(955,796)	(552,001)
Class C	(176,156)	(175,770)
Class I	(8,760,165)	(407,748,003)
Class Y	(39,154,848)	(67,247,740)
Increase (Decrease) in Net Assets from Capital Stock Transactions	3,870,670	(9,096,879)
Total Increase (Decrease) in Net Assets	55,047,305	31,324,918
Net Assets ($):
Beginning of Period	489,141,610	457,816,692
End of Period	544,188,915	489,141,610
Undistributed investment income—net	2,536,455	142,561

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	53,369	23,790
Shares issued for distributions reinvested	1,241	2,821
Shares redeemed	(52,895)	(34,295)
Net Increase (Decrease) in Shares Outstanding	1,715	(7,684)
Class C
Shares sold	898	4,308
Shares issued for distributions reinvested	129	210
Shares redeemed	(9,444)	(10,719)
Net Increase (Decrease) in Shares Outstanding	(8,417)	(6,201)
Class Ia
Shares sold	690,181	1,310,386
Shares issued for distributions reinvested	17,381	38,922
Shares redeemed	(456,499)	(26,741,225)
Net Increase (Decrease) in Shares Outstanding	251,063	(25,391,917)
Class Ya
Shares sold	1,937,494	28,654,909
Shares issued for distributions reinvested	89,172	181,051
Shares redeemed	(2,063,497)	(3,963,320)
Net Increase (Decrease) in Shares Outstanding	(36,831)	24,872,640

[a]During the period ended June 30, 2017, 233,061 Class Y shares representing $4,415,125 were exchanged for 233,058 Class I shares and during the period ended December 31, 2016, 25,346,543 Class I shares representing $385,200,543 were exchanged for 25,346,547 Class Y shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2017

		Year Ended December 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.06	15.67	16.12	15.06	11.38	9.79
Investment Operations:
Investment income—net[a]	.06	.11	.12	.11	.11	.11
Net realized and unrealized gain (loss) on investments	1.82	1.61	.27	1.33	3.69	1.54
Total from Investment Operations	1.88	1.72	.39	1.44	3.80	1.65
Distributions:
Dividends from investment income—net	-	(.12)	(.11)	(.20)	(.12)	(.06)
Dividends from net realized gain on investments	(.14)	(.21)	(.73)	(.18)	–	–
Total Distributions	(.14)	(.33)	(.84)	(.38)	(.12)	(.06)
Net asset value, end of period	18.80	17.06	15.67	16.12	15.06	11.38
Total Return (%)[b]	11.05[c]	10.93	2.55	9.58	33.64	16.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[d]	1.11	1.09	1.13	1.19	1.30
Ratio of net expenses to average net assets	1.09[d]	1.10	1.09	1.11	1.13	1.25
Ratio of net investment income to average net assets	.65[d]	.72	.69	.72	.81	.96
Portfolio Turnover Rate	21.47[c]	46.42	50.77	57.11	66.65	34.07
Net Assets, end of period ($ x 1,000)	3,564	3,204	3,064	2,262	1,501	657

a  Based on average shares outstanding.

b  Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2017

		Year Ended December 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.28	15.89	16.35	15.22	11.57	9.97
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.01)	(.02)	(.00)[b]	.01	.03
Net realized and unrealized gain (loss) on investments	1.85	1.61	.29	1.33	3.74	1.57
Total from Investment Operations	1.84	1.60	.27	1.33	3.75	1.60
Distributions:
Dividends from investment income—net	-	–	–	(.02)	(.10)	–
Dividends from net realized gain on investments	(.14)	(.21)	(.73)	(.18)	–	–
Total Distributions	(.14)	(.21)	(.73)	(.20)	(.10)	–
Net asset value, end of period	18.98	17.28	15.89	16.35	15.22	11.57
Total Return (%)[c]	10.67[d]	10.03	1.76	8.74	32.57	16.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[e]	1.95	1.93	2.05	2.03	2.21
Ratio of net expenses to average net assets	1.87[e]	1.86	1.87	1.89	1.90	2.02
Ratio of net investment income (loss) to average net assets	(.16)[e]	(.05)	(.11)	(.00)[f]	.07	.31
Portfolio Turnover Rate	21.47[d]	46.42	50.77	57.11	66.65	34.07
Net Assets, end of period ($ x 1,000)	333	449	511	515	287	185

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

16

	Six Months Ended June 30, 2017

		Year Ended December 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	17.96	16.48	16.92	15.81	11.95	10.26
Investment Operations:
Investment income—net[a]	.09	.18	.18	.17	.16	.16
Net realized and unrealized gain (loss) on investments	1.92	1.68	.29	1.40	3.88	1.63
Total from Investment Operations	2.01	1.86	.47	1.57	4.04	1.79
Distributions:
Dividends from investment income—net	-	(.17)	(.18)	(.28)	(.18)	(.10)
Dividends from net realized gain on investments	(.14)	(.21)	(.73)	(.18)	–	–
Total Distributions	(.14)	(.38)	(.91)	(.46)	(.18)	(.10)
Net asset value, end of period	19.83	17.96	16.48	16.92	15.81	11.95
Total Return (%)	11.22[b]	11.23	2.91	9.95	34.12	17.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[c]	.76	.75	.76	.78	.81
Ratio of net expenses to average net assets	.80[c]	.76	.75	.76	.78	.81
Ratio of net investment income to average net assets	.94[c]	1.17	1.03	1.05	1.14	1.39
Portfolio Turnover Rate	21.47[b]	46.42	50.77	57.11	66.65	34.07
Net Assets, end of period ($ x 1,000)	47,957	38,922	454,240	448,585	382,652	226,648

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2017

		Year Ended December 31,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	17.95	16.48	16.35
Investment Operations:
Investment income—net[b]	.09	.17	.05
Net realized and unrealized gain (loss) on investments	1.93	1.69	.98
Total from Investment Operations	2.02	1.86	1.03
Distributions:
Dividends from investment income—net	(.01)	(.18)	(.17)
Dividends from net realized gain on investments	(.14)	(.21)	(.73)
Total Distributions	(.15)	(.39)	(.90)
Net asset value, end of period	19.82	17.95	16.48
Total Return (%)	11.26[c]	11.25	6.46[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]	.76	.75[d]
Ratio of net expenses to average net assets	.76[d]	.76	.75[d]
Ratio of net investment income to average net assets	.98[d]	1.02	1.14[d]
Portfolio Turnover Rate	21.47[c]	46.42	50.77
Net Assets, end of period ($ x 1,000)	492,335	446,567	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.The fund’s authorized shares were increased from 350 million to 450 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

20

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	521,736,581	—	—	521,736,581
Equity Securities - Foreign Common Stocks†	17,893,322	—	—	17,893,322
Registered Investment Companies	4,422,036	—	—	4,422,036

†  See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

22

During the period ended June 30, 2017, The Bank of New York Mellon earned $1,727 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,336,954	28,578,518	29,869,314	4,046,158.7
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	4,869,948	30,411,019	34,905,089	375,878.1
Total	10,206,902	58,989,537	64,774,403	4,422,036.8

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $4,826,098 and long-term capital gains $5,531,730. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2―Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2017 through May 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $455 during the period ended June 30, 2017.

During the period ended June 30, 2017, the Distributor retained $198 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2017, Class C shares were charged $1,615 pursuant to the Distribution Plan.

24

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2017, Class A and Class C shares were charged $4,270 and $538, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $7,278 for transfer agency services and $588 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $588.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $22,127 pursuant to the custody agreement.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $314,358, Distribution Plan fees $226, Shareholder Services Plan fees $816, custodian fees $10,792, Chief Compliance Officer fees $2,802 and transfer agency fees $3,628, which are offset against an expense reimbursement currently in effect in the amount of $64.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4―Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2017, amounted to $113,735,619 and $111,119,204, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $146,106,285, consisting of $153,096,367 gross unrealized appreciation and $6,990,082 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods except the five- and ten-year periods when it was below the median (only five basis points below the median for the five-year period), and the fund’s performance was above the Performance Universe median for all periods except for the ten-year period when it was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were slightly below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

28

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Large Cap Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLQAX Class C: DEYCX Class I: DLQIX Class Y: DLACX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6535SA0617

Dreyfus Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Large Cap Growth Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Irene D. O’Neill, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Large Cap Growth Fund’s Class A shares achieved a total return of 14.66%, Class C shares returned 14.29%, Class I shares returned 14.77%, and Class Y shares returned 14.77%.1 In comparison, the Russell 1000® Growth Index (the “Index”), the fund’s benchmark, produced a total return of 13.99% for the same period.2

U.S. stocks gained ground over the first half of 2017 amid better-than-expected corporate earnings reports and favorable global economic developments. The fund produced higher returns than the Index, primarily due to strong stock selections among the large, growth-oriented companies that led the market’s advance.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (those with market capitalizations of $5 billion or more at the time of purchase).

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation. With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Earnings and Economic Growth Supported Ongoing Rally

Over the first half of 2017, equities continued to build on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings and encouraging economic developments in the United States, Europe, and China drove the Index to a series of new highs in January and February. While concerns about the new U.S. presidential administration’s ability to implement its business-friendly policy proposals slowed the pace of the market’s advance in the early spring, large-cap U.S. stocks quickly erased those losses and reached new all-time highs in May and June.

The information technology sector was the top-performing market sector in the Index for the reporting period. In contrast, the energy sector was undermined by weakening oil and gas prices, and health care stocks were hurt by pricing and competitive pressures. Growth stocks generally outpaced their more value-oriented counterparts, and large-cap stocks generally outperformed small- and mid-cap stocks.

Growth-Oriented Stocks Buoyed Fund Results

The fund participated more than fully in the Index’s rally over the first half of the year, supported by an emphasis on the large, growth-oriented companies that led the market’s advance. The information technology sector produced especially strong relative results for the fund, as semiconductor manufacturers such as Micron Technology, Broadcom, and NVIDIA benefited from robust demand and ongoing structural change in the industry. Meanwhile, software

3

DISCUSSION OF FUND PERFORMANCE (continued)

developers such as gaming specialist Electronic Arts gained value in the wake of a shift to cloud-based subscription models.

In the industrials sector, investors reacted positively to higher commodity prices and better economic conditions in Europe by boosting the stock prices of HVAC producer Ingersoll-Rand, engineered solutions provider Roper Technologies, and aircraft manufacturer Boeing. The fund further benefited from lack of exposure to industrial conglomerate General Electric and companies in the transportation industry, which lagged market averages. Among consumer staples companies, spirits producer Constellation Brands reported strong earnings, and tobacco seller Philip Morris International achieved strong sales of a new e-cigarette product. The fund held no stocks in the food and drug retailing industries, which further bolstered relative performance.

On the other hand, the fund’s holdings in the lagging energy sector weighed to a degree on relative performance. Oil services providers and exploration-and-production companies such as Nabors Industries and Anadarko Petroleum, respectively, were hurt by concerns that lower oil prices might constrain drilling activity. The fund’s overweighted exposure to large pharmaceutical developers in the health care sector further dampened relative results, as did stock selection shortfalls among health care equipment companies. Meanwhile Wright Medical Group reported weaker-than-expected earnings after investing in an expansion of its sales force.

Positioned for Further Economic Growth

While potential still exists for the enactment of more stimulative fiscal and tax policies by the federal government, even in the absence of new legislation we believe that the U.S. and global economies remain poised for moderate-but-steady expansion. Therefore, we have retained the fund’s focus on larger companies with track records of strong earnings growth. As of midyear, we have found an ample number of growth opportunities in the information technology, industrials, and energy sectors, but relatively few in the traditionally defensive utilities, telecommunication services, and real estate sectors.

July 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.12	$10.10	$4.79	$4.79
Ending value (after expenses)	$1,146.60	$1,142.90	$1,147.70	$1,147.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.49	$4.51	$4.51
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Capital Goods - 11.1%
3M	3,945		821,310
Boeing	3,889		769,050
Honeywell International	5,611		747,890
Illinois Tool Works	6,186		886,144
Ingersoll-Rand	12,130		1,108,561
Lockheed Martin	1,925		534,399
Roper Technologies	2,689		622,584
			5,489,938
Consumer Durables & Apparel - 1.4%
NIKE, Cl. B	11,790		695,610
Consumer Services - 3.5%
MGM Resorts International	17,600		550,704
Starbucks	9,018		525,840
Yum! Brands	8,713		642,671
			1,719,215
Diversified Financials - 2.9%
Charles Schwab	16,007		687,661
Intercontinental Exchange	5,525		364,208
Invesco	10,454		367,876
			1,419,745
Energy - .9%
Nabors Industries	18,860		153,520
Superior Energy Services	25,600	[a]	267,008
			420,528
Food & Staples Retailing - 1.6%
Costco Wholesale	5,012		801,569
Food, Beverage & Tobacco - 6.3%
Altria Group	4,236		315,455
Constellation Brands, Cl. A	3,938		762,909
Mondelez International, Cl. A	8,300		358,477
Monster Beverage	10,669	[a]	530,036
PepsiCo	5,933		685,202
Philip Morris International	3,978		467,216
			3,119,295
Health Care Equipment & Services - 5.4%
Abbott Laboratories	5,470		265,897
Align Technology	3,349	[a]	502,752

6

Common Stocks - 98.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.4% (continued)
Hill-Rom Holdings	6,820		542,940
Humana	1,724		414,829
UnitedHealth Group	2,987		553,850
Zimmer Biomet Holdings	3,032		389,309
			2,669,577
Materials - 3.5%
Celanese, Ser. A	6,337		601,635
Dow Chemical	9,238		582,641
Nucor	9,426		545,483
			1,729,759
Media - 5.2%
Comcast, Cl. A	30,398		1,183,090
Twenty-First Century Fox, Cl. A	20,540		582,104
Walt Disney	7,333		779,131
			2,544,325
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
Agilent Technologies	9,884		586,220
Alexion Pharmaceuticals	1,906	[a]	231,903
Allergan	2,298		558,621
Amgen	2,311		398,024
Biogen	1,160	[a]	314,778
BioMarin Pharmaceutical	3,536	[a]	321,140
Bristol-Myers Squibb	6,654		370,761
Celgene	3,196	[a]	415,064
Clovis Oncology	2,320	[a]	217,222
Eli Lilly & Co.	4,062		334,303
Gilead Sciences	5,389		381,433
Incyte	2,859	[a]	359,977
TESARO	1,307	[a,b]	182,797
			4,672,243
Real Estate - 1.6%
Equinix	1,133	[c]	486,238
Kimco Realty	14,981	[c]	274,901
			761,139
Retailing - 8.8%
Advance Auto Parts	4,297		500,987
Amazon.com	2,367	[a]	2,291,256
Lowe's	8,674		672,495
Priceline Group	290	[a]	542,451

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Retailing - 8.8% (continued)
The TJX Companies	4,852		350,169
			4,357,358
Semiconductors & Semiconductor Equipment - 9.8%
Broadcom	4,821		1,123,534
Lam Research	4,587		648,739
Micron Technology	38,829	[a]	1,159,434
NVIDIA	10,060		1,454,274
Taiwan Semiconductor Manufacturing, ADR	12,694		443,782
			4,829,763
Software & Services - 21.3%
Adobe Systems	7,276	[a]	1,029,117
Alphabet, Cl. A	2,902	[a]	2,697,931
Electronic Arts	8,009	[a]	846,711
Facebook, Cl. A	11,285	[a]	1,703,809
Microsoft	17,716		1,221,164
Oracle	11,660		584,632
salesforce.com	8,960	[a]	775,936
Splunk	9,250	[a,b]	526,232
Visa, Cl. A	11,746		1,101,540
			10,487,072
Technology Hardware & Equipment - 4.8%
Apple	14,008		2,017,432
Corning	11,130		334,456
			2,351,888
Telecommunication Services - .9%
T-Mobile US	7,500	[a]	454,650
Total Common Stocks (cost $32,798,242)			48,523,674
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $508,918)	508,918	[d]	508,918

8

Investment of Cash Collateral for Securities Loaned - 1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $704,495)	704,495	[d]	704,495
Total Investments (cost $34,011,655)	100.9%		49,737,087
Liabilities, Less Cash and Receivables	(.9%)		(444,459)
Net Assets	100.0%		49,292,628

ADR—American Depository Receipt

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $697,547 and the value of the collateral held by the fund was $722,059, consisting of cash collateral of $704,495 and U.S. Government & Agency securities valued at $17,564.

cInvestment in real estate investment trust.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.3
Capital Goods	11.1
Semiconductors & Semiconductor Equipment	9.8
Pharmaceuticals, Biotechnology & Life Sciences	9.5
Retailing	8.8
Food, Beverage & Tobacco	6.3
Health Care Equipment & Services	5.4
Media	5.2
Technology Hardware & Equipment	4.8
Materials	3.5
Consumer Services	3.5
Diversified Financials	2.9
Money Market Investments	2.4
Food & Staples Retailing	1.6
Real Estate	1.6
Consumer Durables & Apparel	1.4
Telecommunication Services	.9
Energy	.9
100.9

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $697,547)—Note 1(b):
Unaffiliated issuers	32,798,242	48,523,674
Affiliated issuers	1,213,413	1,213,413
Cash		101,193
Receivable for investment securities sold		591,597
Receivable for shares of Common Stock subscribed		334,352
Dividends and securities lending income receivable		49,513
Prepaid expenses		27,782
		50,841,524
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		31,624
Payable for investment securities purchased		784,642
Liability for securities on loan—Note 1(b)		704,495
Accrued expenses		28,135
		1,548,896
Net Assets ($)		49,292,628
Composition of Net Assets ($):
Paid-in capital		32,569,602
Accumulated undistributed investment income—net		118,164
Accumulated net realized gain (loss) on investments		879,430
Accumulated net unrealized appreciation (depreciation) on investments		15,725,432
Net Assets ($)		49,292,628

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,163,238	1,928,133	22,757,725	16,443,532
Shares Outstanding	745,487	182,610	2,019,451	1,459,078
Net Asset Value Per Share ($)	10.95	10.56	11.27	11.27

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,909 foreign taxes withheld at source):
Unaffiliated issuers	325,222
Affiliated issuers	1,888
Income from securities lending—Note 1(b)	468
Total Income	327,578
Expenses:
Management fee—Note 3(a)	151,622
Registration fees	29,542
Professional fees	27,593
Shareholder servicing costs—Note 3(c)	25,517
Distribution fees—Note 3(b)	6,266
Custodian fees—Note 3(c)	5,828
Prospectus and shareholders’ reports	4,908
Directors’ fees and expenses—Note 3(d)	2,094
Loan commitment fees—Note 2	321
Miscellaneous	10,184
Total Expenses	263,875
Less—reduction in expenses due to undertaking—Note 3(a)	(50,552)
Less—reduction in fees due to earnings credits—Note 3(c)	(329)
Net Expenses	212,994
Investment Income—Net	114,584
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,060,748
Net unrealized appreciation (depreciation) on investments	4,603,900
Net Realized and Unrealized Gain (Loss) on Investments	5,664,648
Net Increase in Net Assets Resulting from Operations	5,779,232

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	114,584	224,018
Net realized gain (loss) on investments	1,060,748	553,952
Net unrealized appreciation (depreciation) on investments	4,603,900	1,819,107
Net Increase (Decrease) in Net Assets Resulting from Operations	5,779,232	2,597,077
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(56,611)
Class I	-	(86,019)
Class Y	-	(89,604)
Total Distributions	-	(232,234)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,428,964	1,591,409
Class C	458,942	144,638
Class I	8,812,735	3,912,389
Class Y	1,225,021	13,404,154
Distributions reinvested:
Class A	-	50,491
Class I	-	82,690
Class Y	-	307
Cost of shares redeemed:
Class A	(4,715,650)	(9,427,108)
Class C	(235,087)	(866,192)
Class I	(1,631,706)	(18,566,786)
Class Y	(588,564)	(1,585,191)
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,754,655	(11,259,199)
Total Increase (Decrease) in Net Assets	11,533,887	(8,894,356)
Net Assets ($):
Beginning of Period	37,758,741	46,653,097
End of Period	49,292,628	37,758,741
Undistributed investment income—net	118,164	3,580

12

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	230,458	174,919
Shares issued for distributions reinvested	-	5,232
Shares redeemed	(470,390)	(1,024,270)
Net Increase (Decrease) in Shares Outstanding	(239,932)	(844,119)
Class C
Shares sold	44,952	16,303
Shares redeemed	(23,162)	(99,601)
Net Increase (Decrease) in Shares Outstanding	21,790	(83,298)
Class Ia
Shares sold	836,320	415,381
Shares issued for distributions reinvested	-	8,356
Shares redeemed	(152,757)	(2,125,734)
Net Increase (Decrease) in Shares Outstanding	683,563	(1,701,997)
Class Ya
Shares sold	112,932	1,572,750
Shares issued for distributions reinvested	-	31
Shares redeemed	(54,702)	(172,047)
Net Increase (Decrease) in Shares Outstanding	58,230	1,400,734

[a]During the period ended December 31, 2016, 1,483,233 Class I shares representing $12,590,674 were exchanged for 1,483,233 Class Y shares.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	9.55	9.00	8.84	8.96	7.44	6.50
Investment Operations:
Investment income—net[a]	.02	.04	.03	.01	.02	.02
Net realized and unrealized gain (loss) on investments	1.38	.57	.28	1.28	2.61	.92
Total from Investment Operations	1.40	.61	.31	1.29	2.63	.94
Distributions:
Dividends from investment income—net	-	(.06)	(.04)	(.00)[b]	(.06)	-
Dividends from net realized gain on investments	-	-	(.11)	(1.41)	(1.05)	-
Total Distributions	-	(.06)	(.15)	(1.41)	(1.11)	-
Net asset value, end of period	10.95	9.55	9.00	8.84	8.96	7.44
Total Return (%)[c]	14.66[d]	6.72	3.40	14.49	36.02	14.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42[e]	1.42	1.40	1.51	1.50	1.57
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.19	1.49
Ratio of net investment income to average net assets	.31[e]	.41	.37	.12	.29	.28
Portfolio Turnover Rate	22.23[d]	40.65	63.87	91.53	76.66	61.52
Net Assets, end of period ($ x 1,000)	8,163	9,410	16,467	6,878	1,906	1,149

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

14

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	9.24	8.73	8.60	8.82	7.34	6.45
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.03)	(.05)	(.04)	(.04)
Net realized and unrealized gain (loss) on investments	1.34	.54	.27	1.24	2.57	.93
Total from Investment Operations	1.32	.51	.24	1.19	2.53	.89
Distributions:
Dividends from net realized gain on investments	-	-	(.11)	(1.41)	(1.05)	-
Net asset value, end of period	10.56	9.24	8.73	8.60	8.82	7.34
Total Return (%)[b]	14.29[c]	5.84	2.71	13.66	34.92	13.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.18[d]	2.21	2.20	2.29	2.31	2.57
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	2.26
Ratio of net investment (loss) to average net assets	(.39)[d]	(.34)	(.38)	(.60)	(.42)	(.51)
Portfolio Turnover Rate	22.23[c]	40.65	63.87	91.53	76.66	61.52
Net Assets, end of period ($ x 1,000)	1,928	1,486	2,130	1,635	315	159

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	9.82	9.23	9.07	9.16	7.61	6.64
Investment Operations:
Investment income—net[a]	.03	.06	.06	.03	.05	.05
Net realized and unrealized gain (loss) on investments	1.42	.59	.27	1.32	2.66	.94
Total from Investment Operations	1.45	.65	.33	1.35	2.71	.99
Distributions:
Dividends from investment income—net	-	(.06)	(.06)	(.03)	(.11)	(.02)
Dividends from net realized gain on investments	-	-	(.11)	(1.41)	(1.05)	-
Total Distributions	-	(.06)	(.17)	(1.44)	(1.16)	(.02)
Net asset value, end of period	11.27	9.82	9.23	9.07	9.16	7.61
Total Return (%)	14.77[b]	7.09	3.60	14.79	36.40	14.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[c]	1.16	1.10	1.15	1.14	1.11
Ratio of net expenses to average net assets	.90[c]	.90	.90	.90	.93	1.05
Ratio of net investment income to average net assets	.63[c]	.65	.61	.32	.55	.64
Portfolio Turnover Rate	22.23[b]	40.65	63.87	91.53	76.66	61.52
Net Assets, end of period ($ x 1,000)	22,758	13,112	28,054	25,055	26,328	25,967

a Based on average shares outstanding
b Not annualized.
c Annualized.

See notes to financial statements.

16

	Six Months Ended
	June 30, 2017	Year Ended December 31,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	9.82	9.23	8.74
Investment Operations:
Investment income—net[b]	.03	.06	.02
Net realized and unrealized gain (loss) on investments	1.42	.59	.55
Total from Investment Operations	1.45	.65	.57
Distributions:
Dividends from investment income—net	-	(.06)	(.05)
Dividends from net realized gain on investments	-	-	(.03)
Total Distributions	-	(.06)	(.08)
Net asset value, end of period	11.27	9.82	9.23
Total Return (%)	14.77[c]	7.09	6.49[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[d]	1.10	2.36[d]
Ratio of net expenses to average net assets	.90[d]	.90	.90[d]
Ratio of net investment income to average net assets	.60[d]	.68	.69[d]
Portfolio Turnover Rate	22.23[c]	40.65	63.87
Net Assets, end of period ($ x 1,000)	16,444	13,750	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 350 million to 450 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

18

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

20

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	46,956,358	-	-	46,956,358
Equity Securities-Foreign Common Stocks†	1,567,316	-	-	1,567,316
Registered Investment Companies	1,213,413	-	-	1,213,413

† See Statement of Investments for additional detailed categorizations.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $110 from lending portfolio securities, pursuant to the securities lending agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	394,752	6,589,156	6,474,990	508,918	1.0
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	573,511	9,675,647	9,544,663	704,495	1.4
Total	968,263	16,264,803	16,019,653	1,213,413	2.4

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

22

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $19,444 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $232,234. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2017 through May 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $50,552 during the period ended June 30, 2017.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2017, the Distributor retained $1,116 from commissions earned on sales of the fund’s Class A shares and $200 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2017, Class C shares were charged $6,266 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2017, Class A and Class C shares were charged $9,266 and $2,089, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $7,236 for transfer agency services and $329 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $329.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2017, the fund was charged $5,828 pursuant to the custody agreement.

24

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $27,817, Distribution Plan fees $1,152, Shareholder Services Plan fees $2,039, custodian fees $5,698, Chief Compliance Officer fees $2,802 and transfer agency fees $2,454, which are offset against an expense reimbursement currently in effect in the amount of $10,338.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2017, amounted to $15,045,385 and $9,576,753, respectively.

At June 30, 2017, accumulated net unrealized appreciation on investments was $15,725,432, consisting of $16,233,560 gross unrealized appreciation and $508,128 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

26

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except for the ten-year period when it was slightly below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest expenses in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar

28

mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

29

For More Information

Dreyfus Large Cap Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DAPAX Class C: DGTCX Class I: DAPIX Class Y: DLCGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6574SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)